Document and Entity Information	Jan. 26, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jan. 26, 2023
Entity Registrant Name	Red River Bancshares, Inc.
Entity Central Index Key	0001071236
Amendment Flag	true
Amendment Description	As previously reported, on February 24, 2022, Michael D. Crowell was appointed to the board of directors (the “Board”) of Red River Bancshares, Inc. At the time of the filing of the original report, Mr. Crowell had not been appointed to any committee of the Board. This amendment is being filed to report that on January 26, 2023, the Board appointed Mr. Crowell to its Nominating and Corporate Governance Committee.
Entity Incorporation, State or Country Code	LA
Entity File Number	001-38888
Entity Tax Identification Number	72-1412058
Entity Address, Address Line One	1412 Centre Court Drive
Entity Address, Address Line Two	Suite 501
Entity Address, City or Town	Alexandria
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	71301
City Area Code	318
Local Phone Number	561-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	RRBI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true